Annual Operating Expenses {- Franklin Louisiana Tax-Free Income Fund} - Franklin Tax-Free Trust - TF2-21 - Franklin Louisiana Tax-Free Income Fund	Mar. 08, 2021
Class A
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual Fund operating expenses	0.86%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.86%
Class A1
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.10%
Other expenses	0.09%
Total annual Fund operating expenses	0.71%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.71%
Class C
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.65%
Other expenses	0.09%
Total annual Fund operating expenses	1.26%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.26%
Class R6
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual Fund operating expenses	0.60%
Fee waiver and/or expense reimbursement	(0.02%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.58%
Advisor Class
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual Fund operating expenses	0.61%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.61%

[1]

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2021. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.